Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2020
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Opus Small Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Opus Small Cap Value ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Opus Small Cap Value ETF (OSCV)
(the “Fund”)

June 15, 2020

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated August 31, 2019, as supplemented

Effective July 1, 2020, the Fund will transfer its primary listing to the Cboe BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be hereby changed to refer to the Cboe BZX Exchange, Inc.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Opus Small Cap Value ETF | Opus Small Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OSCV